Property, Plant & Equipment - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 75,827		$ 65,288
Additions from business combinations	233		266
Ending balance	61,942	$ 3,155	75,827	$ 65,288
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	125,000		109,056	81,090
Additions	9,917		11,069	10,307
Additions from business combinations	3,094		17,482	1,513
Disposals	(1,612)		(2,876)	(2,481)
Effects of changes in foreign exchange rates	(6,259)		(10,550)	11,240
Changes in value on the recognition of inflation effects	4,760		5,134	7,363
Capitalization of borrowing costs			13	24
Effects Venezuela			(4,328)
Ending balance	102,998		125,000	109,056
Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(31,902)
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(49,173)		(43,768)	(30,558)
Depreciation for the year	(8,404)		(10,216)	(7,579)
Disposals	1,296		2,406	2,137
Effects of changes in foreign exchange rates	1,495		3,132	(5,229)
Changes in value on the recognition of inflation effects	(2,480)		(2,313)	(2,539)
Effect Venezuela			2,684
Impairment Venezuela			(1,098)
Ending balance	(41,056)		(49,173)	(43,768)
Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	16,210
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,865		5,822
Ending balance	5,575		9,865	5,822
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,865		5,822	4,707
Additions	31		110	7
Additions from business combinations	25		5,115
Transfer of completed projects in progress	504		5	46
Disposals	(50)		(115)	(43)
Effects of changes in foreign exchange rates	(388)		(1,046)	252
Changes in value on the recognition of inflation effects	242		518	853
Effects Venezuela			(544)
Ending balance	5,575		9,865	5,822
Land [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(4,654)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,113		15,590
Ending balance	14,361		16,113	15,590
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,729		19,925	14,145
Additions	8		775	204
Additions from business combinations	451		1,691	517
Transfer of completed projects in progress	304		653	1,031
Disposals	(71)		(527)	(17)
Effects of changes in foreign exchange rates	(1,089)		(1,993)	2,575
Changes in value on the recognition of inflation effects	814		1,022	1,470
Effects Venezuela			(817)
Ending balance	18,775		20,729	19,925
Buildings [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(2,371)
Buildings [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,616)		(4,335)	(2,704)
Depreciation for the year	(445)		(626)	(455)
Disposals	15		12	11
Effects of changes in foreign exchange rates	154		548	(595)
Changes in value on the recognition of inflation effects	(222)		(439)	(592)
Effect Venezuela			481
Impairment Venezuela			(257)
Ending balance	(4,414)		(4,616)	(4,335)
Buildings [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	700
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,526		23,295
Ending balance	21,496		27,526	23,295
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,146		41,213	30,688
Additions	1,356		275	1,415
Additions from business combinations	1,500		5,905	864
Transfer of completed projects in progress	1,160		2,964	2,403
Disposals	(555)		(1,227)	(1,647)
Effects of changes in foreign exchange rates	(3,072)		(2,740)	4,719
Changes in value on the recognition of inflation effects	2,551		2,043	2,710
Capitalization of borrowing costs			13	61
Effects Venezuela			(1,300)
Ending balance	38,465		47,146	41,213
Machinery and equipment [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(11,621)
Machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,620)		(17,918)	(12,788)
Depreciation for the year	(2,880)		(3,007)	(2,638)
Disposals	497		1,555	1,210
Effects of changes in foreign exchange rates	312		447	(2,615)
Changes in value on the recognition of inflation effects	(1,403)		(1,042)	(1,087)
Effect Venezuela			1,186
Impairment Venezuela			(841)
Ending balance	(16,969)		(19,620)	(17,918)
Machinery and equipment [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	6,125
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,395		9,069
Ending balance	9,757		9,395	9,069
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,083		19,226	14,576
Additions	961		758	337
Additions from business combinations	537		482	105
Transfer of completed projects in progress	1,711		1,968	1,978
Disposals	(615)		(800)	(574)
Effects of changes in foreign exchange rates	(765)		(1,523)	1,953
Changes in value on the recognition of inflation effects	466		689	851
Effects Venezuela			(717)
Ending balance	19,963		20,083	19,226
Refrigeration equipment [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(2,415)
Refrigeration equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,688)		(10,157)	(7,152)
Depreciation for the year	(2,086)		(2,490)	(2,008)
Disposals	579		729	672
Effects of changes in foreign exchange rates	244		1,157	(1,148)
Changes in value on the recognition of inflation effects	(338)		(553)	(521)
Effect Venezuela			626
Ending balance	(10,206)		(10,688)	(10,157)
Refrigeration equipment [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	2,083
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,110		5,679
Ending balance	6,043		8,110	5,679
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,532		15,943	11,651
Additions	2,888		3,202	2,236
Additions from business combinations	393		3,323	23
Transfer of completed projects in progress	3		558	779
Disposals	(312)		(193)	(139)
Effects of changes in foreign exchange rates	(251)		(1,216)	1,271
Changes in value on the recognition of inflation effects	612		(2)	122
Effects Venezuela			(83)
Ending balance	14,749		21,532	15,943
Returnable bottles [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(10,116)
Returnable bottles [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,422)		(10,264)	(7,378)
Depreciation for the year	(2,827)		(3,365)	(2,235)
Disposals	204		103	227
Effects of changes in foreign exchange rates	631		94	(845)
Changes in value on the recognition of inflation effects	(517)		(46)	(33)
Effect Venezuela			56
Ending balance	(8,706)		(13,422)	(10,264)
Returnable bottles [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	7,225
Investments in fixed assets in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,874		4,208
Ending balance	4,131		3,874	4,208
Investments in fixed assets in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,874		4,208	3,812
Additions	4,578		5,762	5,737
Additions from business combinations	145		820
Transfer of completed projects in progress	(3,722)		(6,174)	(6,265)
Effects of changes in foreign exchange rates	(321)		(747)	546
Changes in value on the recognition of inflation effects	66		226	415
Capitalization of borrowing costs				(37)
Effects Venezuela			(221)
Ending balance	4,131		3,874	4,208
Investments in fixed assets in progress [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(489)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	445		410
Ending balance	203		445	410
Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	775		645	596
Additions			11	4
Additions from business combinations	2		146	4
Transfer of completed projects in progress	20		28	28
Disposals	(1)		(3)	(43)
Effects of changes in foreign exchange rates	(81)		(52)	56
Ending balance	479		775	645
Leasehold Improvements [Member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	(236)
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(330)		(235)	(135)
Depreciation for the year	(35)		(43)	(43)
Disposals	1		2	8
Effects of changes in foreign exchange rates	11		(54)	(65)
Ending balance	(276)		(330)	(235)
Leasehold Improvements [Member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	77
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	499		1,215
Ending balance	376		499	1,215
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	996		2,074	915
Additions	95		176	367
Additions from business combinations	41
Transfer of completed projects in progress	20		(2)
Disposals	(8)		(11)	(18)
Effects of changes in foreign exchange rates	(292)		(1,233)	(132)
Changes in value on the recognition of inflation effects	9		638	942
Effects Venezuela			(646)
Ending balance	861		996	2,074
Other [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(497)		(859)	(401)
Depreciation for the year	(131)		(685)	(200)
Disposals			5	9
Effects of changes in foreign exchange rates	143		940	39
Changes in value on the recognition of inflation effects			(233)	(306)
Effect Venezuela			335
Ending balance	$ (485)		$ (497)	$ (859)